ACQUISITIONS	12 Months Ended
Dec. 31, 2014
ACQUISITIONS
ACQUISITIONS

4. ACQUISITIONS

MedPro Rx, Inc.

         In June 2014, the Company acquired all of the authorized, issued and outstanding shares of capital stock of MedPro Rx, Inc. ("MedPro"). MedPro, based in Raleigh, North Carolina, is a specialty pharmacy focused on specialty infusion therapies including hemophilia and immune globulin. The Company acquired MedPro to expand its existing specialty infusion business and to increase its presence in the mid-Atlantic and Southern regions of the U.S. The Company ascribes significant value to the cost reductions as well as synergies and other benefits that do not meet the recognition criteria of acquired identifiable intangible assets. Accordingly, the value of these components is included within goodwill. The acquisition is treated as a stock purchase for accounting purposes, and the goodwill resulting from this acquisition is deductible for tax purposes. The results of operations for MedPro are included in the Company's consolidated financial statements from the acquisition date and include approximately $49,454 of sales made directly by MedPro during the second half of 2014.

         The Company did not acquire MedPro's affiliate from which MedPro leased certain operating and other facilities. Instead, the Company, commensurate with the acquisition, entered into a five-year external lease agreement for the facilities on similar terms. As the Company does not direct the significant activities of the lessor, it is not consolidated into the Company's financial statements.

         The Company accounted for its acquisition of MedPro using the acquisition method as required by FASB ASC Topic 805, Business Combinations ("FASB ASC 805"). The following table summarizes the consideration transferred to acquire MedPro:

Cash	$52,267
716,695 restricted Class B common shares	12,000
Contingent consideration at fair value	4,270

$68,537

         The purchase price includes a contingent consideration arrangement that requires the Company to pay the former owners an additional payout based upon the achievement of certain revenue and gross profit targets in each of the twelve month periods ending June 30, 2015 and 2016. The maximum payout of contingent consideration is $11,500. Approximately $3,503 of the purchase consideration was deposited into an escrow account to be held for two years after the closing date to satisfy any of the Company's indemnification claims. The Company incurred acquisition-related costs of approximately $825 that were charged to "Selling, general and administrative expenses" for the year ended December 31, 2014.

         The following table summarizes the amounts of identifiable assets acquired and liabilities assumed at the acquisition date:

Cash and cash equivalents	$668
Accounts receivable	9,050
Inventories	3,819
Prepaid expenses and other current assets	204
Property and equipment	697
Capitalized software for internal use	25
Intangible assets	37,099
Current liabilities	(4,660)

Total identifiable net assets	46,902
Goodwill	21,635

$68,537

         Definite-lived intangible assets that were acquired and their respective useful lives are as follows:

	Useful Life	Amount
Patient relationships	7 years	$24,000
Trade names and trademarks	10 years	8,700
Non-compete employment agreements	5 years	4,399

		$37,099

         The Company determined the estimated fair values of the identifiable long-lived assets with assistance from an independent valuation firm. The valuation firm also assisted with the Company's determination of the fair value of the contingent consideration utilizing historical results, forecasted operating results of MedPro for each of the twelve month periods ending June 30, 2015 and 2016, and the corresponding contractual contingent payouts based on those results discounted at rates commensurate with the uncertainty involved. Based on operating results since MedPro's acquisition, the Company increased the estimated contingent payout. Through December 31, 2014, the contingent consideration liability was increased to $9,891, with a charge of $5,621 to "Selling, general and administrative expenses" for the year ended December 31, 2014.

American Homecare Federation, Inc.

         In December 2013, the Company acquired all of the authorized, issued and outstanding shares of capital stock of American Homecare Federation, Inc. ("AHF"). AHF provides clotting medications, ancillaries and supplies to individuals with bleeding disorders, such as hemophilia. AHF has provided pharmacy services exclusively to the bleeding disorders community since 1989. The acquisition of AHF allows the Company to participate in AHF's direct purchase agreements with key hemophilia manufacturers while also providing AHF access to the Company's proprietary care management modules to better manage clinical care of the AHF patients. The Company ascribes significant value to the cost reductions as well as synergies and other benefits that do not meet the recognition criteria of acquired identifiable intangible assets. Accordingly, the value of these components is included within goodwill. The acquisition is treated as a stock purchase for accounting purposes, and the goodwill resulting from this acquisition is deductible for tax purposes. The results of operations for AHF are included in the Company's consolidated financial statements from the acquisition date.

         The Company did not acquire AHF's affiliate from which AHF leased its operating facility. Instead, the Company, commensurate with the acquisition, entered into a five-year external lease agreement for the facility on similar terms. As the Company does not direct the significant activities of the lessor, it is not consolidated into the Company's financial statements.

         The Company accounted for its acquisition of AHF using the acquisition method as required by FASB ASC 805. The following table summarizes the consideration transferred to acquire AHF:

Cash	$12,149
Contingent consideration at fair value	1,300

$13,449

         The purchase price includes a contingent consideration arrangement that requires the Company to pay the former owners an additional payout based on achieving certain revenue and gross profit targets in each of the years ending December 31, 2014 and 2015. The maximum payout of contingent consideration is $2,000. Approximately $1,353 of the purchase consideration was deposited into an escrow account that will be held for two years after the closing date to satisfy any of the Company's indemnification claims. The Company incurred acquisition-related costs of $190 and $309 that were charged to "Selling, general and administrative expenses" for the years ended December 31, 2014 and 2013, respectively.

         The following table summarizes the amounts of identifiable assets acquired and liabilities assumed at the acquisition date:

Cash and cash equivalents	$1,917
Accounts receivable	3,512
Inventories	1,138
Prepaid expenses and other current assets	27
Property and equipment	182
Definite-lived intangible assets	7,100
Current liabilities	(1,940)

Total identifiable net assets	11,936
Goodwill	1,513

$13,449

         Definite-lived intangible assets that were acquired and their respective useful lives are as follows:

	Useful Life	Amount
Patient relationships	10 years	$5,100
Trade names and trademarks	10 years	1,400
Non-compete employment agreements	5 years	600

		$7,100

         The Company determined the estimated fair values of AHF's identifiable long-lived assets with assistance from an independent valuation firm. The valuation firm also assisted in the Company's determination of the fair value of the contingent consideration utilizing historical results, forecasted operating results of AHF for each of the two years ending December 31, 2014 and 2015, and the corresponding contractual contingent payouts based on those results discounted at rates commensurate with the uncertainty involved. Based on operating results since AHF's acquisition, the Company increased the estimated contingent payout to the maximum amount. Through December 31, 2014, the contingent consideration liability was increased to $1,800, with a charge of $500 to "Selling, general and administrative expenses" for the year ended December 31, 2014.

Proforma Operating Results

         The following unaudited pro forma summary presents consolidated information as if the AHF and MedPro acquisitions had occurred on January 1, 2013. The unaudited pro forma results reflect certain adjustments related to the acquisitions, such as amortization expense resulting from intangible assets acquired and adjustments to reflect the Company's borrowings and tax rates. Accordingly, such pro forma operating results were prepared for comparative purposes only and do not purport to be indicative of what would have occurred had the acquisitions been made as of January 1, 2013 or of results that may occur in the future.

	Year Ended December 31,
	2014	2013
	(Unaudited)
Net sales	$2,258,736	$1,626,233

Net income (loss) attributable to Diplomat Pharmacy, Inc.	$4,729	$(26,967)

Net income (loss) per common share—basic	$0.12	$(0.80)

Net income (loss) per common share—diluted	$0.11	$(0.80)